Income Tax Expense - Details of Temporary Differences, Unused Tax Loss Carryforwards and Unused Tax Credits Carryforwards Which are Not Recognized as Deferred Tax Assets (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	₩ 921,309	₩ 755,050
Unused tax credit carryforwards	4,092	1,211
Allowance for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences	88,521	165,935
Investments in subsidiaries, associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences	168,268	228,025
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences	₩ 425,653	₩ 320,260